LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES	LEASES
The Company has a financing lease in relation to equipment utilized in the commercial scale manufacturing of ADAIR. The Company evaluates renewal options at lease inception on an ongoing basis and includes renewal options that it is reasonably certain to exercise in its expected lease terms when classifying leases and measuring lease liabilities. Lease agreements generally do not require material variable lease payments, residual value guarantees or restrictive covenants.
Financing lease ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of minimum lease payments over the lease term. The Company utilized the interest rate implicit in the lease. The lease term is based on the non-cancellable period in the lease contract. Any termination fees are included in the calculation of the ROU asset and lease liability when it is assumed that the lease will be terminated.
The table below presents the finance lease assets and liabilities recognized on the Company's balance sheets:

		December 31,
	Balance Sheet Line Item	2021	2020
Non-current finance lease assets	Other assets	$206	$279
Finance lease liabilities:
Current finance lease liabilities	Other current liabilities	97	105
Non-current finance lease liabilities	Other liabilities	72	170
Total finance lease liabilities		$169	$275
The Company’s weighted average remaining lease term and weighted average discount rate for its financing lease as of December 31, 2021 are:

December 31, 2021
Weighted-average remaining lease term - finance lease	1.75 years
Weighted-average discount rate - finance lease	13.50%
Cash flows related to the measurement of financing lease assets and liabilities were as follows:

	Year Ended December 31,
	2021	2020
Operating cash flows from finance lease amortization	$73	$74
Financing cash flows from finance lease payments	$106	$65
The maturities of the finance lease liability as of December 31, 2021 are as follows:

December 31, 2021
2022	$114
2023	76
Total lease payments	190
Less: Imputed interest	21
Present value of lease liability	$169